Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable — third parties, net, consists of the following:

	As of March 31,
	2024	2025
	USD	USD
Accounts receivable – third parties	2,372,168	3,125,187
Less: allowance for credit loss	(22,794)	(22,794)
Accounts receivable, net	2,349,374	3,102,393

Accounts receivable- related parties, net, consists of the following:

	As of March 31,
	2024	2025
	USD	USD
Accounts receivable – related parties	33,924	—
Less: allowance for credit loss	—	—
Accounts receivable, net	33,924	—

The movements in the allowance for credit loss for the years ended March 31, 2024 and 2025 were as follows:

	For the year ended March 31,
	2024	2025
	USD	USD
Balance at beginning of the year	36,187	22,794
Current provision (recoveries)	(8,782)	—
Written off	(4,611)	—
Balance at end of the year	22,794	22,794